Other Compensation Costs (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award
The following table summarizes awards that have been granted as of September 30, 2025:

		Award Vesting
Grant Date	Aggregate Target Value	Date	Weighting	Date	Weighting
February 2025	$14.2 million	January 15, 2027	25%	January 15, 2028	75%
February 2024	$14.9 million	January 15, 2026	50%	January 15, 2027	50%